Changes in non-cash working capital increase (decrease) (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Changes in Non-cash Working Capital (Increase) Decrease

	Year ended December 31
	2020	2019
Restricted cash	$2.4	$(2.4)
Accounts receivable (1)	22.6	(15.8)
Prepaid expenses and other	0.6	—
Accounts payable and accrued liabilities (2) (3)	(41.3)	(30.0)

	(15.7)	(48.2)

Operating activities	(6.6)	(39.6)
Investing activities	(9.1)	(8.6)

	$(15.7)	$(48.2)

Interest paid in cash	$25.5	$35.2
Income taxes paid (recovered) in cash	$0	$—

(1)	At December 31, 2020, $nil is related to assets classified as held for sale (2019 - $3.9 million).
(2)	At December 31, 2020, $nil is related to assets classified as held for sale (2019 - $6.0 million).
(3)	Includes share-based compensation plans.